Goodwill and Other Intangible Assets (Schedule Goodwill by Segment) (Q2) (Details) - USD ($) $ in Millions	Jun. 28, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Total	$ 2,490	$ 2,533	$ 2,476	$ 2,502
Operating segments | Water Quality
Goodwill [Line Items]
Total	1,280	1,305	$ 1,277	$ 1,315
Operating segments | Product Quality & Innovation
Goodwill [Line Items]
Total	$ 1,210	$ 1,228